Accounting Changes and New Accounting Guidance	12 Months Ended
Dec. 31, 2014
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Accounting changes and new accounting guidance
Accounting changes and new accounting guidance

ASU - 2014-01 - Accounting for Investments in Qualified Affordable Housing Projects - a Consensus of the FASB Emerging Issues Task Force

In January 2014, FASB issued ASU 2014-01, “Accounting for Investments in Qualified Affordable Housing Projects - a Consensus of the FASB Emerging Issues Task Force.” This ASU permits entities that invest in a qualified affordable housing project through a limited liability entity to make an accounting policy election to account for investments using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the initial cost of the investment is amortized in proportion to the tax credits and other tax benefits received and the net investment performance is recognized in the income statement as a component of income tax expense.  Previously, investments in qualified affordable housing projects were accounted for as equity method investments, which reflected the operating losses of the affordable housing project partnerships in the income statement as investment and other income and the tax benefits as a reduction to income tax expense. In addition, under the new proportional amortization method, the value of the commitments to fund qualified affordable housing projects is included in other assets on the balance sheet and a liability is recorded for the unfunded portion.  In 2014, we restated the prior period financial statements to reflect the impact of the retrospective application of the new accounting guidance.

The table below presents the impact of the new accounting guidance on our previously reported earnings per share applicable to the common shareholders.

Earnings per share applicable to the common shareholders of The Bank of New York Mellon Corporation	As previously reported		As revised
(in dollars)	YTD13	YTD12	YTD13	YTD12
Basic	$1.75	$2.04	$1.74	$2.03
Diluted	$1.74	$2.03	$1.73	$2.03

The table below presents the impact of the new accounting guidance on our previously reported income statements.

Income statement	As previously reported		Adjustments		As revised
(in millions)	YTD13	YTD12	YTD13	YTD12	YTD13	YTD12
Investment and other income	$416	$427	$65	$55	$481	$482
Total fee revenue	11,650	11,231	65	55	11,715	11,286
Total fee and other revenue	11,791	11,393	65	55	11,856	11,448
Income before income taxes	3,712	3,302	65	55	3,777	3,357
Provision for income taxes	1,520	779	72	63	1,592	842
Net income (loss)	2,192	2,523	(7)	(8)	2,185	2,515
Net income (loss) applicable to shareholders of The Bank of New York Mellon Corporation	2,111	2,445	(7)	(8)	2,104	2,437
Net income (loss) applicable to common shareholders of The Bank of New York Mellon Corporation	2,047	2,427	(7)	(8)	2,040	2,419

The table below presents the impact of the new guidance on our previously reported balance sheet.

Balance sheet at Dec. 31, 2013 (in millions)	As previously reported	Adjustment	As revised
Other assets	$20,360	$206	$20,566
Total assets of operations	363,038	206	363,244
Total assets	374,310	206	374,516
Accrued taxes and other expenses	6,985	11	6,996
Other liabilities	4,608	219	4,827
Total liabilities of operations	325,645	230	325,875
Total liabilities	335,776	230	336,006
Retained earnings	15,976	(24)	15,952
The Bank of New York Mellon Corporation shareholders’ equity	37,521	(24)	37,497
Permanent equity	38,304	(24)	38,280
Total liabilities, temporary equity and permanent equity	374,310	206	374,516